Derivative Financial Instruments and Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Embedded conversion option liabilities	$ 177,009	$ 698,264
Total	177,009	698,264	$ 371,532
Fair Value, Inputs, Level 1 [Member]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Embedded conversion option liabilities	177,009	698,264
Total	$ 177,009	$ 698,264